UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.) :   [ ] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      GuideStone Capital Management
Address:   2401 Cedar Springs Rd
           Dallas, TX 75201

Form 13F File Number:     028 - 10998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Rodric E. Cummins
Title:     Senior Vice President
Phone:     214.720.4752

Signature, Place, and Date of Signing:

/s/ Rodric E. Cummins               Dallas, TX           1/16/2006
----------------------------- -----------------------   ------------
       [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name

28-00042           AXA (on behalf of Alliance Capital Management, L.P.)
28-05508           Aronson + Johnson + Ortiz, LP
28-1006            Barrow, Hanley, Mewhinney & Strauss, Inc.
28-5703            BlackRock (on behalf of BlackRock Advisors, Inc.)
28-5703            BlackRock (on behalf of BlackRock Institutional)
28-00096           Capital Guardian Trust Company
28-3706            Equinox Capital Management
28-10955           Genesis Investment Management LLP
28-10956           Genesis Asset Managers, LLP
28-10981           Goldman Sachs Asset Management L.P.
28-398             Loomis, Sayles & Company, L.P.
28-413             Lord, Abbett & Co LLC
28-06419           Lotsoff Capital Management
28-06748           Marsico Capital Management, LLC
28-11450           Mondrian Investment Partners LTD
28-10487           Northern Trust Investments, N.A.
28-03591           Numeric Investors LLC
28-07376           Oechsle International Advisors, LLC
28-2701            Allianz Global Investors of America L.P. (on behalf of PIMCO)
28-04643           Payden & Rygel
28-10372           Philadelphia International Advisors, LP
28-00969           Provident Investment Counsel
28-04357           RCM Capital Management LLC
28-05734           Sands Capital Management, LLC
28-11092           TimesSquare Capital Management, LLC
28-06683           TCW Investment Management Company
28-05591           Walter Scott & Partners Limited
28-10245           Western Asset Management Co.
28-10245           Western Asset Limited